SCM TRUST

Shelton Greater China Fund

Shelton BDC Fund

Shelton Real Estate Income Fund

Shelton Tactical Credit Fund

Shelton International Select Equity Fund

(the “Funds”)

Supplement dated December 4, 2018

to the

Prospectus and Statement of Additional Information dated June 1, 2018,

as amended and supplemented from time to time

Fund Address Change

Effective December 3, 2018, the new address of the Funds and Shelton Capital Management, the adviser to the Funds, is 1875 Lawrence Street, Suite 300, Denver, CO 80202.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE